SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company manages operations on a company-wide basis, thereby making determinations as to the allocation of resources in total rather than on a segment-level basis. The Company has designated reportable segments based on how management views its business. The Company does not segregate assets between segments for internal reporting. Therefore, asset-related information has not been presented. The reportable segments, as presented below, are consistent with the way the Company reports its results to the chief operating decision maker (“CODM”).

The principal products that comprise each segment are as follows:

Soft Wheat – The Soft Wheat segment includes the production and sale of soft wheat yielding flour that is used to make desserts and sauces.

Durum Wheat - The Durum Wheat segment includes the production and sale of hard wheat yielding flour that is used to make pasta.

Couscous and Pasta – The Couscous and Pasta segment includes the secondary processing of products including couscous and pasta sold to end customers.

The “all other” category includes activities and items not allocated to reportable segments, such as non-operating entities, non-significant activities and centrally incurred corporate overhead expenses.

The Company evaluates the performance of its segments based on sales and operating income. Operating income (loss) is defined as gross profit less sales & marketing costs, direct selling, general, and administrative expenses, and other operating expenses. The amounts in the following tables are obtained from reports used by senior management and do not include income taxes.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2023	2022	2021
	(in thousands)
Sales to external customers:
Soft Wheat	$218,761	$213,775	$173,085
Durum Wheat	51,755	44,447	53,546
Couscous & Pasta	31,410	27,159	28,819
All other	3,550	4,391	6,229
Total	$305,476	$289,772	$261,679
Operating income (loss)
Soft Wheat	$2,288	$8,957	$1,233
Durum Wheat	327	(4,508)	600
Couscous & Pasta	1,666	(1,924)	1,734
All other	(3,148)	(3,947)	(181)
Operating income (loss)	$1,133	$(1,422)	$3,386

Geographic Information — The Company had net sales from customers outside of Morocco of approximately 12.7% (8.5% in Mali, 2.2% in Burkina and 2.0% in other countries) and 10.9% of total consolidated net sales from operations for the years ended December 31, 2023, and 2022, respectively. Net sales are determined based on the customer destination where the products are shipped.

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2023	2022
	(in thousands)
Morocco	$96,149	$79,125
Burkina	8,913	8,793
Mali	6,991	6,732
Angola	4,396	5,391
Other	471	486
Total	$116,920	$100,527